Income Tax: (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Details One [Abstract]
Income tax expense based on Canadian tax rates	$ 19,145,619	$ 15,846,048
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(3,434,408)	9,251,553
Non-deductible expenses	47,326	2,217,385
Withholding tax	759,062
Change in valuation allowance and other	2,572,564	(11,467,382)
Income tax	$ 19,090,163	$ 15,847,604